                                                   OPPENHEIMER STRATEGIC INCOME FUND
                                                 Supplement dated July 1, 2002 to the
                                                   Prospectus dated January 28, 2002

The Prospectus is changed as follows:

1.       The fourth sentence of the first paragraph of the section titled "How Can You Buy Class A Shares? - Class A Contingent
       Deferred Sales Charge" on page 19 is deleted and replaced with the following sentence:

         For  grandfathered  retirement  accounts,  the  concession  is 0.75% of the first $2.5 million of purchases  plus 0.25% of purchases in excess of $2.5 million.

2.       The section titled "Distribution and Service (12b-1) Plans - Service Plan for Class A Shares" on page 22 is revised by adding the following after the third sentence in that paragraph:

         With respect to Class A shares subject to a Class A contingent  deferred sales charge  purchased by  grandfathered  retirement accounts,  the  Distributor  pays the 0.25%  service fee to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares  have been held for a year,  the  Distributor  pays the  service  fee to dealers on a quarterly basis.

July 1, 2002                                                                            230PS027

                                                   OPPENHEIMER STRATEGIC INCOME FUND
                                                     Supplement dated July 1, 2002
                                           to the Statement of Additional Information dated
                                                           January 28, 2002

1.       The supplement dated May 20, 2002 is withdrawn.

2.   The following paragraphs are added to the section titled "Credit Derivatives" on page 18:

         Credit  Derivatives.  The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap  embedded  within a structured  note  ("funded  swaps"),  to protect  against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single  security,  or on a basket of  securities.  The Fund pays a fee to enter into the swap and  receives  a fixed  payment  during the life of the swap.  The Fund may take a short position  in the credit  default  swap (also  known as "buying  credit  protection"),  or may take a long  position in the credit default swap note (also known as "selling credit protection").

         The Fund would take a short position in a credit default swap (the "unfunded  swap") against a long portfolio  position to decrease  exposure to specific high yield  issuers.  If the short credit  default swap is against a corporate  issue,  the
         Fund must own that corporate  issue.  However,  if the short credit default swap is against  sovereign  debt, the Fund may own either:  (i) the reference  obligation,  (ii) any sovereign debt of that foreign  country,  or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

         If the Fund takes a short position in the credit default swap, if there is a credit event (including  bankruptcy,  failure to timely pay  interest  or  principal,  or a  restructuring),  the Fund will  deliver  the  defaulted  bonds and the swap counterparty  will pay the par  amount of the bonds.  An  associated  risk is adverse  pricing  when  purchasing  bonds to satisfy the delivery  obligation.  If the swap is on a basket of  securities,  the notional  amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Taking a long position in the credit  default swap note (i.e.,  purchasing  the "funded  swap") would  increase the Fund's exposure to specific  high yield  corporate  issuers.  The goal would be to increase  liquidity in that market  sector via the swap  note  and its  associated  increase  in the  number  of  trading  instruments,  the  number  and type of  market participants, and market capitalization.

         If the Fund takes a long  position in the credit  default swap note,  if there is a credit event the Fund will pay the par amount of the bonds and the swap  counterparty  will  deliver  the bonds.  If the swap is on a basket of  securities,  the notional  amount of the swap is reduced by the par amount of the defaulted  bond,  and the fixed payments are then made on the reduced notional amount.

         The Fund will invest no more than 25% of its total assets in "unfunded" credit default swaps.

         The Fund will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets.

         Other risks of credit  default  swaps  include  the cost of paying for credit  protection  if there are no credit  events, pricing  transparency  when  assessing the cost of a credit  default  swap,  counterparty  risk,  and the need to fund the delivery  obligation  (either  cash or the  defaulted  bonds,  depending  on  whether  the Fund is long or short the swap, respectively).

3.   The section titled "Distribution and Service Plans - Class A Service Plan" on page 45 is revised by adding the following to the end of the first paragraph:

         With respect to purchases of Class A shares  subject to a contingent  deferred  sales charge by certain  retirement  plans that  purchased  such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"),  the  Distributor  currently intends to pay the  service fee to  Recipients  in advance  for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee payments to Recipients  quarterly on those shares.
         The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered  retirement  accounts are redeemed during the first year after their  purchase,  the  Recipient  of the service  fees on those  shares  will be  obligated  to repay the
         Distributor a pro rata portion of the advance payment of the service fee made on those shares.

4.   The Appendix titled "Industry Classifications" is deleted and replaced with the following:

                                                              APPENDIX B

                                                       INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

July 1, 2002                                                                            230PX009